Bank Loans	12 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
BANK LOANS

NOTE 10 – BANK LOANS

Outstanding balances of bank loans consisted of the following:

	As of June 30,
	2021	2020

Loan from Bank of Shanghai Pudong Development	$4,425,504	-
Loan from Bank of Communication	3,097,605	$1,132,327
Loans from Development Bank of Singapore	23,374	60,681
Loans from China Merchants Bank	-	990,785
Total bank loans	$7,546,483	$2,183,793
Less: Non-current portion	(9,644)	(22,554)
Short -term bank loans and long-term bank loans – current portion	$7,536,839	$2,161,239

Bank loans payable consisted of several bank loans denominated in RMB and SGD.

On April 20, 2018, the Company entered into a credit facility with Development Bank of Singapore which permits the Company to borrow up to $86,071 (SGD 0.12 million). On the same date, the Company borrowed $86,071 (SGD 0.12 million) with an interest rate at 7% per annum which is repaid by installments from April 20, 2018 to April 19, 2021. The credit facility is guaranteed by Srustijeet Mishra, the former noncontrolling interest shareholder of Ridik Pte.

On February 11, 2019, the Company entered into a credit facility with Development Bank of Singapore which permits the Company to borrow up to $50,208 (SGD 0.07 million). On the same date, the Company borrowed $50,208 (SGD 0.07 million) with an interest rate at 6.75% per annum which is repayable by installments from 2019 to 2023. The Company repaid $28,659 (SGD 0.04 million) by the end of June 30, 2021. The amount of $9,644 (SGD 0.01 million) due after June 30, 2022 was classified as “Bank loans, non-current”.

On December 5, 2019, the Company entered into a credit facility with Bank of Communication which permits the Company to borrow up to $707,704 (RMB 5.00 million). On the same date, the Company borrowed $707,704 (RMB 5.00 million) with an interest rate at 4.785% per annum which was repaid on July 3, 2020.

On December 16, 2019, the Company entered into a revolving credit facility with China Merchants Bank (“CMB Credit Facility 2019”) which permits the Company to borrow up to approximately $2,830,816 (RMB 20.00 million) for the period from December 16, 2019 to December 15, 2020 with an interest rate at 4.5% to 4.785% per annum. The CMB Credit Facility 2019 is guaranteed by the CEO, the wife of the CEO, Chairman, and the wife of Chairman of the Company as joint guarantors. On March 9, 2020 and April 22, 2020, the Company borrowed a total of $2,689,275 (RMB 19.00 million) with an interest rate at 4.5% to 4.785% per annum which was repaid on April 21, 2020 and July 7, 2020. On December 9, 2020, the Company borrowed a total of $3,097,606 (RMB 20.00 million) with an interest rate at 4.350% per annum which was repaid on June 9, 2021.

On January 8, 2020, the Company entered into a credit facility with Bank of Communication which permits the Company to borrow up to $424,622 (RMB 3.00 million). On the same date, the Company borrowed $424,622 (RMB 3.00 million) with an interest rate at 4.785% per annum which was repaid on July 6, 2020.

On July 7, 2020, the Company entered into a credit facility with Bank of Communication which permits the Company to borrow up to $1,239,042 (RMB 8.00 million). On July 8, 2020, the Company borrowed $1,239,042 (RMB 8.00 million) with an interest rate at 4.100% per annum and repaid the loan on September 9, 2020 and May 21, 2021.

On November 18, 2020, the Company entered into a credit facility with Bank of Communication which permits the Company to borrow up to $1,084,162 (RMB 7.00 million). On November 19, 2020, the Company borrowed $1,084,162 (RMB 7.00 million) with an interest rate at 4.050% per annum which was repaid on May 21, 2021.

On December 7, 2020, the Company entered into a credit facility with Bank of Shanghai which permits the Company to borrow up to $ 774,401 (RMB 5.00 million). On the same date, the Company borrowed $ 696,961 (RMB 4.50 million) with an interest rate at 4.200% per annum which was repaid on April 20, 2021.

On March 25, 2021, the Company entered into a loan contract with Shanghai Pudong Development Bank. On the same date, the Company borrowed $1,548,803 (RMB 10.00 million) with an interest rate at 4.000% per annum which will be repaid by installments from March 25, 2021 to March 24, 2022.

On April 6, 2021, the Company entered into a credit facility with Bank of Communication which permits the Company to borrow up to $1,858,563 (RMB 12.00 million). On April 7, 2021, the Company borrowed $ 1,858,563(RMB 12.00 million) with an interest rate at 4.050% per annum which will be repaid by April 1, 2022.On June 7, 2021, the Company entered into a loan contract with Shanghai Pudong Development Bank. On the same date, the Company borrowed $1,548,803 (RMB 10.00 million) with an interest rate at 4.000% per annum which will be repaid by June 6, 2022.

On June 7, 2021, the Company entered into a letter of credit agreement with Shanghai Pudong Development Bank to borrow up to $688,883 (RMB 4.45 million). On June 9, 2021, the Company borrowed $688,883 (RMB 4.45 million) from the bank which will be repaid by December 6, 2021. Bank fees and interests of $13,379 (RMB 0.09 million), which approximates to an interest rate at 4.16% per annum, has been paid to the bank upfront in June 2021, and was amortized as interest expense using the effective interest method.

On June 25, 2021, the Company entered into a letter of credit agreement with Shanghai Pudong Development Bank to borrow up to $664,646 (RMB 4.29million). On the same date, the Company borrowed $664,646 (RMB 4.29million) from the bank which will be repaid by December 20, 2021. Bank fees and interests of $13,802 (RMB 0.09 million), which approximates to an interest rate at 4.05% per annum, has been paid to the bank upfront in June 2021, and was amortized as interest expense using the effective interest method.

On June 7, 2021, the Company entered into a credit facility with Bank of Communication which permits the Company to borrow up to $ 1,239,042 (RMB 8.00 million). On June 8, 2021, the Company borrowed $ 1,239,042 (RMB 8.00 million) with an interest rate at 4.050% per annum which will be repaid by June 7, 2022.

Interest expenses were $156,749, $90,940 and $96,278 for the years ended June 30, 2021, 2020 and 2019, respectively. The effective weighted average interest rates were 4.160%, 4.168% and 5.231% for the years ended June 30, 2021, 2020 and 2019, respectively.